PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
Property and equipment are as follows:
	December 31,
	2018	2017

Office and Equipment and facilities	$7,021	$6,780
Internal-use software	587	554
Vehicles	1,912	1,737
Leasehold improvements	1,957	460
	11,477	9,531
Less: accumulated depreciation and amortization	7,214	6,326
Total property and equipment, net	$4,263	$3,205